Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2023
Derivative Instruments And Hedging Activities [Abstract]
Summary of Outstanding Derivative Instruments
The estimated fair values of Sony’s outstanding derivative instruments are su
m
marized as follows:

	Yen in millions
	March 31, 2022		March 31, 2023
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate contracts
Interest rate swap agreements	26,795	6,455	43,464	3,139
Interest rate swaptions agreements	—	1,075	380	2,517

Foreign exchange contracts
Foreign exchange forward contracts	14,687	34,284	12,496	12,257
Swap agreements	11,897	925	3,774	5,781
Currency option contracts purchased	42	—	508	835
Currency option contracts written	—	172	—	5
Other currency contracts	3,578	1,201	4,540	998

Equity contracts
Equity future contracts	—	11,903	290	3,321
Equity swap agreements	—	16,105	—	5,270
Option contracts purchased	4,024	—	4,692	—

Total derivatives	61,023	72,120	70,144	34,123

Summary of Estimated Fair Values and Maturity Analysis for Notional Amounts of Sony's Outstanding Derivative Instruments
The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	March 31, 2022
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location
Cash flow hedging relationships
Foreign exchange forward contracts	138,135	—	138,135	—	7,618	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	115.3	—
Currency option bought contracts	4,830	—	4,830	28	—	Current assets: Other financial assets
Average rate (JPY/USD)	115.0	—
Currency option sold contracts	4,975	—	4,975	—	161	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	118.5	—
Interest rate swap agreements	—	146,778	146,778	17,987	—	Non-current assets: Other financial assets
Average rate	—	1.5%

	Yen in millions
	March 31, 2023
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location

Cash flow hedging relationships
Foreign exchange forward contracts	70,125	—	70,125	458	—	Current assets: Other financial assets
Average rate (JPY/USD)	131.3	—
Currency option bought contracts	45,789	—	45,789	502	—	Current assets: Other financial assets
Average rate (JPY/USD)	125.8	—
Currency option sold contracts	47,995	—	47,995	—	835	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	131.9	—
Interest rate swap agreements	—	159,918	159,918	28,513	—	Non-current assets: Other financial assets
Average rate	—	1.5%

Summary Of Changes in Fair Value Of Hedging Instruments Related to Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income
Changes in the fair value of hedging instruments related to cash flow hedges are recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2022 and 2023.

	Yen in millions
	Foreign exchange contracts	Interest rate contracts	Total
Balance as of April 1, 2021	(4,282)	5,581	1,299

Changes in fair value of hedging instruments recognized in other comprehensive income	(14,645)	6,942	(7,703)
Reclassification adjustments to profit (loss) for the year *1,2	12,886	1,643	14,529
Deferred tax	538	(2,629)	(2,091)

Balance as of March 31, 2022	(5,503)	11,537	6,034

Changes in fair value of hedging instruments recognized in other comprehensive income	(26,950)	13,975	(12,975)
Reclassification adjustments to profit (loss) for the year *1,2	34,825	(4,012)	30,813
Deferred tax	(2,408)	(3,051)	(5,459)

Balance as of March 31, 2023	(36)	18,449	18,413

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2022 and 2023, hedge ineffectiveness recognized in profit or loss was not material.